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August 29, 2007

Form Type:    N-30b-2
SEC ACT:      1940 Act
SEC File No.: 811-6456

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
         Merrill Lynch Retirement Plus Separate Account B-
         Registration No. 33-45379


Commissioners:

Merrill Lynch Life Insurance Company (the "Company"), on behalf of Registrant, has sent or will send to contract owners the semi-annual reports for the period ended June 30, 2007, for the following underlying mutual funds ("Funds") in which Registrant invests:

SEMI-ANNUAL REPORT FILINGS:

BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Money Market V.I. Fund, SEC File No.: 811-03290

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

The Company understands that the Funds have filed or will file their semi-annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at (609) 274-5395.

Very truly yours,


/s/ Kirsty Lieberman
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                      Merrill Lynch Life Insurance Company
                            1700 Merrill Lynch Drive
                              Pennington, NJ 08534